Schedule of impairment test (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IXIARO [member]
IfrsStatementLineItems [Line Items]
Product sales	€ 45,118	€ 48,480
Percentage sale of product	(6.90%)
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Product sales	€ 2,440	€ 13,300
Percentage sale of product	(81.70%)